NET INTEREST INCOME (Details) - Schedule of Net Interest Income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income		£ 16,349	£ 16,006	£ 16,620
Subordinated liabilities		£ (1,388)	£ (1,436)	£ (1,864)
Total interest and similar expense	[1]	0.60%	1.06%	1.44%
Total interest and similar expense	[1]	£ (2,953)	£ (5,094)	£ (7,346)
Net interest income		£ 13,396	£ 10,912	£ 9,274
Interest and similar income [Member]
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Loans and advances to customers		3.17%	3.16%	3.32%
Loans and advances to customers		£ 15,078	£ 14,712	£ 15,190
Loans and advances to banks		0.84%	0.40%	0.46%
Loans and advances to banks		£ 565	£ 271	£ 381
Debt securities held at amortised cost		1.60%	1.29%	1.47%
Debt securities held at amortised cost		£ 66	£ 43	£ 56
Held-to-maturity investments				1.44%
Held-to-maturity investments				£ 231
Interest receivable on financial assets held at amortised cost		2.87%	2.81%	2.83%
Interest receivable on financial assets held at amortised cost		£ 15,709	£ 15,026	£ 15,858
Financial assets at fair value through other comprehensive income		1.98%
Financial assets at fair value through other comprehensive income		£ 640
Available-for-sale financial assets			1.96%	1.88%
Available-for-sale financial assets			£ 980	£ 762
Total interest and similar income	[2]	2.82%	2.73%	2.77%
Total interest and similar income	[2]	£ 16,349	£ 16,006	£ 16,620
Interest and similar expense [Member]
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Deposits from banks, excluding liabilities under sale and repurchase transactions		1.39%	1.18%	0.65%
Deposits from banks, excluding liabilities under sale and repurchase transactions		£ (117)	£ (80)	£ (68)
Customer deposits, excluding liabilities under sale and repurchase transactions		0.53%	0.49%	0.69%
Customer deposits, excluding liabilities under sale and repurchase transactions		£ (1,813)	£ (1,722)	£ (2,520)
Debt securities in issue	[3]	0.27%	0.37%	0.94%
Debt securities in issue	[3]	£ (234)	£ (266)	£ (799)
Subordinated liabilities		7.63%	7.93%	8.35%
Subordinated liabilities		£ (1,388)	£ (1,481)	£ (1,864)
Liabilities under sale and repurchase agreements		0.96%	0.58%	0.46%
Liabilities under sale and repurchase agreements		£ (245)	£ (110)	£ (38)
Interest payable on liabilities held at amortised cost		0.79%	0.79%	1.07%
Interest payable on liabilities held at amortised cost		£ (3,797)	£ (3,659)	£ (5,289)
Amounts payable to unitholders in consolidated open-ended investment vehicles		(6.07%)	9.15%	10.85%
Amounts payable to unitholders in consolidated open-ended investment vehicles		£ 844	£ (1,435)	£ (2,057)

[1]	Includes 10 million (2017: 50 million; 2016: 51 million) of interest expense on assets with negative interest rates.
[2]	Includes 31 million (2017: 12 million; 2016: nil) of interest income on liabilities with negative interest rates.
[3]	The impact of the Group's hedging arrangements is included on this line; excluding this impact the weighted average effective interest rate in respect of debt securities in issue would be 2.68 per cent (2017: 2.43 per cent; 2016: 2.70 per cent).